Offerings	May 14, 2026 USD ($) shares
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01381%
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 250,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 34,525.00
Offering Note	(1) An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered under this registration statement at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold under this registration statement, as shall have an aggregate initial offering price up to $250,000,000. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. In addition, the total amount to be registered and the proposed maximum offering price are estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. (2) If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such amount as shall result in an aggregate initial offering price not to exceed $250,000,000, less the dollar amount of any registered securities previously issued. (3) The warrants ("Warrants") covered by this registration statement may be Warrants for common shares, par value $0.01 per share ("Common Stock") or preferred shares, par value $0.01 per share ("Preferred Stock") issued by the registrant. (4) The units may be issued under a unit agreement and will represent an interest in one or more securities registered under this registration statement, in any combination. (5) The rights ("Rights") covered by this registration statement may be Rights to purchase shares of Common Stock or Preferred Stock issued by the registrant.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock offered by the selling stockholder
Amount Registered | shares	803,712
Proposed Maximum Offering Price per Unit	3.32
Maximum Aggregate Offering Price	$ 2,668,323.84
Fee Rate	0.01381%
Amount of Registration Fee	$ 368.50
Offering Note	(6) Represents up to 803,712 shares of common stock, par value $0.01 per share ("Common Stock"), of KLX Energy Services Holdings, Inc. (the "Company") that the Company may issue to the selling stockholders, upon exercise of the Warrants issued to the selling stockholders in connection with the certain amendment to the indenture governing the 2030 Senior Notes, on March 6, 2026 and March 11, 2026 which may be offered for sale by the selling stockholders on the terms and conditions described in the prospectus that forms a part of the Company's registration statement on Form S-3 to which this exhibit relates. (7) The Proposed Maximum Aggregate Offering Price Per Unit is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based on the average of the high and low prices of KLXE Common Stock, on the Nasdaq Global Select Market on May 8, 2026. (8) The $252,668,323.84 of securities registered pursuant to this registration statement consists of (i) $250,000,000 of a presently indeterminate number or amount of Common Stock, Preferred Stock, Debt Securities, Warrants, Units and Rights of the Company registered in the primary unallocated offering and (ii) 803,712 shares of Common Stock that may be sold by the selling stockholders.